DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	9 Months Ended
Dec. 31, 2017
Net revenues | Customer concentration risk
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	Twelve months ended March 31,				Nine months ended December 31,
	2016		2017		2017
	RMB	%	RMB	%	RMB	%

The Chinese Institute of Certified Public Accountants	76,485,306	18.3%	90,455,936	19.1%	114,232,930	23.3%
Asset Management Association of China	23,183,787	5.6%	87,661,832	18.6%	71,109,547	14.5%
China Bankers Institute	238,807	0.1%	478,136	0.1%	52,634,283	10.7%
China Banking Association	61,190,087	14.7%	55,521,062	11.8%	7,017	0%
Securities Association of China	67,045,689	16.1%	—	—	—	—

Accounts receivable | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	March 31, 2017		December 31, 2017
	RMB	%	RMB	%
Asset Management Association of China	10,836,559	19.3%	15,714,552	15.7%
The Chinese Institute of Certified Public Accountants	450,712	0.8%	15,537,954	15.5%

Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	March 31, 2017	December 31, 2017
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	251,487,461	237,269,099
— Denominated in U.S. Dollar (“USD”)	723	731

Total cash, cash equivalents and restricted cash balances held at mainland PRC financial institutions	251,488,184	237,269,830

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in RMB	1	503
— Denominated in Hong Kong Dollar	263,216	9,725,249
— Denominated in USD	697,012	8,922,062
— Denominated in Great Britain Pound	—	173,298

Total cash balances held at HKSAR financial institutions	960,229	18,821,112

Total cash, cash equivalents and restricted cash balances held at financial institutions	252,448,413	256,090,942